Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net (loss) income attributable to non-controlling interest, tax	$ 0	$ 0	$ 0	$ 0